Post-retirement benefit obligations - Actuarial Assumptions (Details)	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023
South Africa
Post-retirement benefit obligations
Healthcare cost inflation			7.50%			7.50%
Pension increase assumption			5.90%			5.80%
Average salary increases			5.50%			5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate			12.40%			12.90%
Weighted average duration of the obligation			10 years			11 years
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			12.60%			13.00%
Weighted average duration of the obligation			12 years			13 years
United States of America
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States of America | Pension
Post-retirement benefit obligations
Discount rate	5.20%			4.90%
Weighted average duration of the obligation	6 years			4 years
United States of America | Healthcare
Post-retirement benefit obligations
Discount rate	5.30%			4.90%
Weighted average duration of the obligation	9 years			10 years
Europe
Post-retirement benefit obligations
Pension increase assumption		2.20%			2.20%
Average salary increases		3.20%			3.20%
Europe | Pension
Post-retirement benefit obligations
Discount rate		3.70%			3.70%
Weighted average duration of the obligation		14 years			15 years